REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

	Three-Month Period Ended June 30,		Six-Month Period Ended June 30,
	2021	2020	2021	2020
	US$	US$	US$	US$
Sales in PRC	$9,799,657	$3,216,025	$16,955,534	$5,533,317
Sales in Overseas
—Republic of China (ROC, or Taiwan)	2,901,512	1,133,766	4,878,550	1,697,194
-South Korea	2,326,885	865,135	3,901,200	1,493,507
-Others	206,831	41,134	212,905	41,134
Sub-total	5,435,228	2,040,035	8,992,655	3,231,835
Total Revenue	$15,234,885	$5,256,060	$25,948,189	$8,765,152

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2020	2019
Sales in PRC	$21,430,226	$26,496,302
Sales in Overseas
—Republic of China (ROC, or Taiwan)	5,178,407	6,725,155
-South Korea	4,654,133	6,697,864
-Others	83,185	84,782
Sub-total	9,915,725	13,507,801
Total revenues	$31,345,951	$40,004,103